UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Cash Management Trust of America®
Investment portfolio

June 30, 2009
unaudited

Short-term securities — 105.03%	Yield at acquisition	Principal amount (000)	Value (000)

FEDERAL AGENCY DISCOUNT NOTES — 66.24%
Freddie Mac July 6, 2009	0.24%	$436,397	$436,381
Freddie Mac July 7, 2009	0.18	63,075	63,073
Freddie Mac July 13, 2009	0.16	198,100	198,085
Freddie Mac July 14, 2009	0.17	124,300	124,289
Freddie Mac July 17, 2009	0.17	100,000	99,990
Freddie Mac July 20, 2009	0.16	275,950	275,916
Freddie Mac July 24, 2009	0.17	100,000	99,984
Freddie Mac July 27, 2009	0.15	107,200	107,184
Freddie Mac July 28, 2009	0.15	82,818	82,804
Freddie Mac July 29, 2009	0.15	56,800	56,790
Freddie Mac August 3, 2009	0.20	55,690	55,680
Freddie Mac August 5, 2009	0.16	20,000	19,996
Freddie Mac August 10, 2009	0.18	1,111,936	1,111,697
Freddie Mac August 17, 2009	0.18	220,534	220,480
Freddie Mac August 24, 2009	0.18	389,397	389,260
Freddie Mac August 25, 2009	0.19	50,000	49,984
Freddie Mac August 31, 2009	0.17	300,650	300,539
Freddie Mac September 8, 2009	0.20	362,750	362,587
Freddie Mac September 9, 2009	0.21	200,000	199,906
Freddie Mac September 14, 2009	0.21	141,676	141,602
Freddie Mac September 15, 2009	0.21	66,000	65,965
Freddie Mac September 21, 2009	0.22	352,750	352,538
Freddie Mac September 28, 2009	0.20	542,363	542,000
Federal Home Loan Bank July 1, 2009	0.25	567,500	567,497
Federal Home Loan Bank July 6, 2009	0.26	100,000	99,996
Federal Home Loan Bank July 8, 2009	0.25	50,000	49,997
Federal Home Loan Bank July 10, 2009	0.27	200,000	199,987
Federal Home Loan Bank July 17, 2009	0.18	315,000	314,969
Federal Home Loan Bank July 20, 2009	0.15	69,800	69,791
Federal Home Loan Bank July 21, 2009	0.15	100,000	99,987
Federal Home Loan Bank July 24, 2009	0.16	127,800	127,780
Federal Home Loan Bank July 27, 2009	0.17	127,700	127,678
Federal Home Loan Bank July 29, 2009	0.16	414,100	414,029
Federal Home Loan Bank July 31, 2009	0.17	71,700	71,687
Federal Home Loan Bank August 3, 2009	0.20	77,100	77,085
Federal Home Loan Bank August 4, 2009	0.20	144,000	143,972
Federal Home Loan Bank August 5, 2009	0.21	171,100	171,068
Federal Home Loan Bank August 6, 2009	0.18	45,790	45,781
Federal Home Loan Bank August 7, 2009	0.20	212,100	212,057
Federal Home Loan Bank August 12, 2009	0.20	195,900	195,853
Federal Home Loan Bank August 14, 2009	0.20	173,350	173,305
Federal Home Loan Bank August 17, 2009	0.20	5,040	5,039
Federal Home Loan Bank August 19, 2009	0.16	5,600	5,598
Federal Home Loan Bank August 21, 2009	0.20	419,800	419,672
Federal Home Loan Bank August 26, 2009	0.20	100,000	99,971
Federal Home Loan Bank August 28, 2009	0.19	124,850	124,811
Federal Home Loan Bank September 1, 2009	0.18	16,170	16,164
Federal Home Loan Bank September 2, 2009	0.16	510,500	510,301
Federal Home Loan Bank September 4, 2009	0.21	40,500	40,483
Federal Home Loan Bank September 11, 2009	0.21	185,600	185,509
Federal Home Loan Bank September 15, 2009	0.20	18,800	18,790
Federal Home Loan Bank September 16, 2009	0.21	122,500	122,434
Federal Home Loan Bank September 18, 2009	0.22	133,500	133,425
Federal Home Loan Bank September 22, 2009	0.20	50,000	49,970
Federal Home Loan Bank September 23, 2009	0.24	101,200	101,137
Federal Home Loan Bank September 25, 2009	0.19	44,800	44,771
Federal Home Loan Bank September 30, 2009	0.21	166,825	166,736
Fannie Mae July 1, 2009	0.14	78,800	78,800
Fannie Mae July 2, 2009	0.18	100,000	99,999
Fannie Mae July 6, 2009	0.16	45,000	44,999
Fannie Mae July 8, 2009	0.15	62,600	62,597
Fannie Mae July 14, 2009	0.16	158,200	158,190
Fannie Mae July 15, 2009	0.19	269,957	269,933
Fannie Mae July 20, 2009	0.16	216,430	216,408
Fannie Mae July 21, 2009	0.16	400,000	399,963
Fannie Mae July 22, 2009	0.16	546,700	546,625
Fannie Mae July 23, 2009	0.17	335,050	335,014
Fannie Mae July 24, 2009	0.15	100,000	99,990
Fannie Mae July 27, 2009	0.16	68,155	68,143
Fannie Mae July 29, 2009	0.16	63,735	63,724
Fannie Mae July 31, 2009	0.15	11,000	10,998
Fannie Mae August 3, 2009	0.18	200,832	200,794
Fannie Mae August 4, 2009	0.17	109,400	109,381
Fannie Mae August 5, 2009	0.19	241,380	241,335
Fannie Mae August 7, 2009	0.20	10,000	9,998
Fannie Mae August 12, 2009	0.19	190,247	190,201
Fannie Mae August 17, 2009	0.18	100,000	99,976
Fannie Mae August 19, 2009	0.17	169,312	169,263
Fannie Mae August 26, 2009	0.17	363,853	363,748
Fannie Mae September 2, 2009	0.20	98,000	97,962
Fannie Mae September 16, 2009	0.22	111,330	111,270
Fannie Mae September 23, 2009	0.20	250,000	249,845
Tennessee Valley Authority September 17, 2009	0.19	204,000	203,888
Federal Farm Credit Banks July 1, 2009	0.25	25,000	25,000
Federal Farm Credit Banks August 4, 2009	0.18	25,000	24,996
Federal Farm Credit Banks August 5, 2009	0.18	25,000	24,997
Federal Farm Credit Banks August 6, 2009	0.18	14,800	14,798
Federal Farm Credit Banks August 12, 2009	0.18	25,000	24,994
Federal Farm Credit Banks August 26, 2009	0.15	25,000	24,993
Federal Farm Credit Banks September 4, 2009	0.15	10,000	9,996
Federal Farm Credit Banks September 28, 2009	0.20	15,000	14,990
			15,231,868

U.S. TREASURIES — 34.67%
U.S. Treasury Bill July 2, 2009	0.21	739,200	739,196
U.S. Treasury Bill July 9, 2009	0.22	300,000	299,989
U.S. Treasury Bill July 16, 2009	0.12	601,100	601,063
U.S. Treasury Bill July 23, 2009	0.16	200,000	199,980
U.S. Treasury Bill July 30, 2009	0.14	1,400,000	1,399,860
U.S. Treasury Bill August 6, 2009	0.17	720,000	719,893
U.S. Treasury Bill August 13, 2009	0.20	300,000	299,949
U.S. Treasury Bill August 20, 2009	0.18	1,389,800	1,389,537
U.S. Treasury Bill August 27, 2009	0.19	500,000	499,906
U.S. Treasury Bill September 3, 2009	0.17	500,000	499,875
U.S. Treasury Bill September 10, 2009	0.19	200,000	199,936
U.S. Treasury Bill September 17, 2009	0.19	300,000	299,886
U.S. Treasury Bill September 24, 2009	0.20	325,000	324,870
U.S. Treasury Bill October 1, 2009	0.20	500,000	499,765
			7,973,705

COMMERCIAL PAPER — 2.38%
KfW July 27, 2009[1]	0.20	50,000	49,995
KfW August 6, 2009[1]	0.22	57,000	56,990
KfW August 18, 2009[1]	0.22	65,000	64,981
KfW August 21, 2009[1]	0.22	35,000	34,989
British Columbia (Province of) July 15, 2009	0.20	21,516	21,514
British Columbia (Province of) July 29, 2009	0.20	30,000	29,995
British Columbia (Province of) July 31, 2009	0.21	37,100	37,095
British Columbia (Province of) August 6, 2009	0.20	65,600	65,587
British Columbia (Province of) August 18, 2009	0.20	34,000	33,992
British Columbia (Province of) August 19, 2009	0.20	5,000	4,999
Canada Bill July 7, 2009	0.21	100,000	99,996
Canada Bill July 13, 2009	0.18	25,000	24,998
Denmark (Kingdom of) August 3, 2009	0.20	22,800	22,796
			547,927

DISCOUNT NOTES — 1.41%
International Bank for Reconstruction and Development August 7, 2009	0.16	25,000	24,996
International Bank for Reconstruction and Development August 24, 2009	0.17	100,000	99,974
International Bank for Reconstruction and Development August 25, 2009	0.17	200,000	199,949
			324,919

U.S. GOVERNMENT AGENCY-GUARANTEED COMMERCIAL PAPER — 0.33%
General Electric Capital Corp., FDIC insured, July 13, 2009	0.20	75,000	74,994

Total investment securities (cost: $24,153,661,000)			24,153,413
Other assets less liabilities			(1,156,199)

Net assets			$22,997,214

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $206,955,000, which represented .90% of the net assets of the fund.

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more  independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$337
Gross unrealized depreciation on investment securities	(585)
Net unrealized depreciation on investment securities	(248)
Cost of investment securities for federal income tax purposes	24,153,661

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-960-0809O-S21442

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2009